Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible assets
Intangible assets

16 Intangible assets

	Group
	2017			2016
	Goodwill	Other (1)	Total	Goodwill	Other(1)	Total
	£m	£m	£m	£m	£m	£m
Cost
At 1 January	510	1,305	1,815	446	1,456	1,902
Transfers to disposal groups	—	(46)	(46)	(6)	(56)	(62)
Transfers from/to fellow subsidiaries	111	81	192	—	(2)	(2)
Currency translation and other adjustments	(3)	(5)	(8)	70	86	156
Additions	—	25	25	—	6	6
Disposals and write-off of fully amortised assets	—	(20)	(20)	—	(185)	(185)

At 31 December	618	1,340	1,958	510	1,305	1,815

Accumulated amortisation and impairment
At 1 January	510	821	1,331	446	939	1,385
Transfers to disposal groups	—	(46)	(46)	(6)	(56)	(62)
Transfers from/to fellow subsidiaries	101	8	109	—	(26)	(26)
Currency translation and other adjustments	(3)	(5)	(8)	70	82	152
Disposals and write-off of fully amortised assets	—	(19)	(19)	—	(182)	(182)
Charge for the year - continuing operations	—	69	69	—	48	48
Write down of goodwill and intangible assets
- continuing operations	—	—	—	—	16	16

At 31 December	608	828	1,436	510	821	1331

Net book value at 31 December	10	512	522	—	484	484

Note:

(1)	Principally internally generated software.

	Bank
	2017	2016
	£m	£m
Cost
At 1 January	1,235	1,237
Additions	10	—
Transfers from/to fellow subsidiaries	63	(2)
Disposals and write-off of fully amortised assets	(20)	—

At 31 December	1,288	1,235

Accumulated amortisation
At 1 January	758	739
Transfers from/to fellow subsidiaries	(6)	(26)
Disposals and write-off of fully amortised assets	(20)	—
Charge for the year	66	45

At 31 December	798	758

Net book value at 31 December	490	477